Marketable Securities	12 Months Ended
Dec. 31, 2021
Marketable Securities
Note 4 - Marketable Securities

Note 4 – Marketable Securities

The Company owns marketable securities (common stock) as outlined below:

Balance, December 31, 2020	$-
Additions	1,380,970
Fair value adjustment	(987,489)

Balance, December 31, 2021	$393,481

The Company classifies it’s marketable securities as available for sale.

During the year ended December 31, 2021, the Company received 200,000 common shares with a value of $51,260 related to the option of the San Emidio Property.

During the year ended December 31, 2021, the Company received 28,176,951 common shares from a related party with a value of $1,329,710 related to the option of the Fish Lake Property.